Discontinued operations - Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Property, plant and equipment	$ 27,513	$ 27,636	$ 27,101
Intangible assets	13,102	13,352	$ 13,205
Goodwill	10,604	10,667
LIABILITIES
Long-term debt	23,906	22,415
Deferred tax liabilities	3,810	3,561
Other non-current liabilities	1,145	$ 871
Discontinued operations
ASSETS
Contract assets	1
Contract costs	2
Property, plant and equipment	484
Intangible assets	227
Goodwill	115
Total assets held for sale	829
LIABILITIES
Long-term debt	113
Deferred tax liabilities	37
Other non-current liabilities	9
Total liabilities held for sale	159
Total net assets	$ 670